Revenue - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current contract assets	$ 33,457		$ 10,856
Current contract assets	39,771		35,193
Non-current contract liabilities	90,120		73,261
Current contract liabilities	4,484		59,183
Contract Liabilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	94,604	$ 116,400	132,444
Revenue recognized	(78,752)	(2,500)
Contract Assets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 73,228	$ 27,400	$ 46,049
Bottom of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current contract assets materialize period	2 years
Noncurrent contract liabilities revenue recognition period	2 years
Top of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current contract assets materialize period	3 years
Noncurrent contract liabilities revenue recognition period	6 years